Regulatory Capital Information	12 Months Ended
Dec. 31, 2024
Regulatory Capital Information [Abstract]
Disclosure of regulatory capital Intro [text block]	41 – Regulatory capital information
Disclosure of regulatory capital [text block]	General definitions The calculation of Deutsche Bank’s own funds incorporates the capital requirements following the “Regulation (EU) No 575/2013 on prudential requirements for credit institutions” (CRR) and the “Directive 2013/36/EU on access to the activity of credit institutions and the prudential supervision of credit institutions” (CRD), which have been further amended with subsequent Regulations and Directives. The CRD has been implemented into German law. The information in this section as well as in the section “Development of risk-weighted assets” is based on the regulatory principles of consolidation. This section refers to the capital adequacy of the group of entities consolidated for banking regulatory purposes pursuant to the CRR and the German Banking Act (“Kreditwesengesetz” or “KWG”), which does not include insurance companies and companies outside the finance sector. The total own funds pursuant to the effective regulations as of year-end 2024 comprises Tier 1 and Tier 2 capital. Tier 1 capital is subdivided into Common Equity Tier 1 capital and Additional Tier 1 capital. CET 1 capital consists primarily of common share capital (net of own holdings) including related share premium accounts, retained earnings (including losses for the financial year, if any) and accumulated other comprehensive income, subject to prudential filters and regulatory adjustments as well as minority interests qualifying for inclusion in consolidated CET 1 capital. Prudential filters for CET 1 capital, according to Articles 32 to 35 CRR, include securitization gains on sale, cash flow hedges and changes in the value of own liabilities, and additional value adjustments. CET 1 capital regulatory adjustments for instance includes intangible assets (exceeding their prudential value), adoption of the temporary treatment of unrealized gains and losses measured at fair value through OCI in accordance with Article 468 CRR which applies until year-end 2025, deferred tax assets that rely on future profitability, negative amounts resulting from the calculation of expected loss amounts, net defined benefit pension fund assets, reciprocal cross holdings in the capital of financial sector entities and, significant and non-significant investments in the capital (CET 1, AT1, Tier 2) of financial sector entities above certain thresholds. All items which are not deducted (i.e., amounts below the threshold) are subject to risk-weighting. Additional Tier 1 capital consists of AT1 capital instruments and related share premium accounts as well as noncontrolling interests qualifying for inclusion in consolidated AT1 capital. To qualify as AT1 capital under CRR/CRD, instruments must have principal loss absorption through a conversion to common shares or a write-down mechanism allocating losses at a trigger point and must also meet further requirements such as perpetual with no incentive to redeem and institution must have full dividend/coupon discretion at all times. Tier 2 capital comprises eligible capital instruments, the related share premium accounts and subordinated long-term debt, certain loan loss provisions and noncontrolling interests that qualify for inclusion in consolidated Tier 2 capital. To qualify as Tier 2 capital, capital instruments or subordinated debt must have an original maturity of at least five years. Moreover, eligible capital instruments may inter alia not contain an incentive to redeem, a right of investors to accelerate repayment, or a credit sensitive dividend feature. Capital instruments The Management Board was authorized by the 2023 Annual General Meeting to buy, on or before April 30, 2028, shares of up to 10 % of the share capital at the time this resolution was taken or, if lower, of the share capital at the respective time the authorization was exercised. As at the 2023 Annual General Meeting, this corresponded to a volume of up to 204.0 million shares. Thereof, a volume of up to 5 % of the total share capital or 102.0 million shares can be purchased by using derivatives, including derivatives with a volume of up to 2 % of the total share capital with a maturity exceeding 18 months. During the period from the 2023 Annual General Meeting until the 2024 Annual General Meeting, 40.3 million shares were purchased for equity compensation purposes in the same period or upcoming periods. Thereof, 22.9 million shares were purchased by exercising call options. In addition, 16.1 million new call options were purchased for equity compensation purposes in upcoming periods. Furthermore, 71.1 million shares were purchased for cancellation with the purpose of distributing capital to shareholders in the same period. Thereof, 45.5 million shares that were acquired as part of the share buyback program of € 450 million in 2023 were cancelled at the beginning of the year 2024. The number of shares held in Treasury, after delivery of shares for equity compensation and share cancellations, amounted to 31.6 million as of the 2024 Annual General Meeting. Thereof, 25.6 million shares relate to shares bought back for cancellation as part of the € 675 million share buyback program in 2024. The remaining volume of 6.0 million shares relates to shares to be used for equity compensation purposes in upcoming periods. The Annual General Meeting on May 16, 2024, granted the Management Board the approval to buy, on or before April 30, 2029, shares of up to 10 % of the share capital at the time of this resolution was taken or, if lower, of the share capital at the respective time the authorization was exercised. As at the 2024 Annual General Meeting, this corresponded to 199.5 million shares. Thereof, a volume of up to 5% of the total share capital or 99.7 million shares can be purchased by using derivatives, including derivatives with a volume of up to 2% of the total share capital with a maturity exceeding 18 months. These authorizations replaced the authorizations of the previous year. During the period from the 2024 Annual General Meeting until December 31, 2024, 20.9 million shares were purchased for cancellation with the purpose of distributing capital to shareholders. The number of shares held in Treasury from buybacks amounted to 49.6 million as of December 31, 2024. Thereof 46.4 million shares relate to shares bought back for cancellation as part of the € 675 million share buyback program in 2024. The remaining volume of 3.1 million shares relates to shares to be used for equity compensation purposes in upcoming periods. Since the 2017 Annual General Meeting, renewed at the 2021 Annual General Meeting, and as of December 31, 2024, authorized capital available to the Management Board is € 2,560 million ( 1,000 million shares). Since the 2022 Annual General Meeting, the Management Board is authorized to issue participatory notes and other hybrid debt securities that fulfill the regulatory requirements to qualify as Additional Tier 1 capital with an equivalent value of € 9.0 billion on or before April 30, 2027. Deutsche Bank issued € 4.25 billion new AT1 notes under this authorization, thereof € 3.0 billion new AT1 notes were issued in 2024. The current CRR as applicable since June 27, 2019, provides further grandfathering rules for AT1 and Tier 2 instruments issued prior to June 27, 2019. AT1 and Tier 2 instruments issued through special purpose entities were grandfathered until December 31, 2021. In 2024, transitional arrangements only exist for AT1 and Tier 2 instruments which continue to qualify until June 26, 2025, even if they do not meet certain new requirements that apply since June 27, 2019. Deutsche Bank had an immaterial number of instruments that qualified during 2024. Based on the current CRR, the amount recognized as regulatory AT1 capital amounted to € 11.4 billion. The corresponding nominal amount of outstanding AT1 instruments was € 11.6 billion as of December 2024. In 2024, the bank issued new AT1 notes with a nominal amount of € 3.0 billion. As of December 31, 2024, the amount recognized as regulatory Tier 2 amounted capital to € 7.7 billion. The corresponding nominal amount of outstanding Tier 2 instruments was € 11.8 billion as of December 2024. In 2024, Tier 2 instruments with a nominal value of € 104.4 million matured. There were no new issuances of Tier 2 instruments in 2024. Minimum capital requirements and additional capital buffers Failure to meet minimum capital requirements can result in supervisory measures such as restrictions of profit distributions or limitations on certain businesses such as lending. Deutsche Bank complied with the minimum regulatory capital adequacy requirements in 2024. Details on regulatory capital Own Funds Template (incl. RWA and capital ratios) Dec 31, 2024 Dec 31, 2023 in € m. CRR/CRD CRR/CRD Common Equity Tier 1 (CET 1) capital: instruments and reserves Capital instruments, related share premium accounts and other reserves 44,130 44,908 Retained earnings 19,978 16,509 Accumulated other comprehensive income (loss), net of tax (1,229) (1,760) Independently reviewed interim profits net of any foreseeable charge or dividend1 801 3,493 Other 1,020 973 Common Equity Tier 1 (CET 1) capital before regulatory adjustments 64,700 64,124 Common Equity Tier 1 (CET 1) capital: regulatory adjustments Additional value adjustments (negative amount) (1,680) (1,727) Other prudential filters (other than additional value adjustments) 95 (126) Goodwill and other intangible assets (net of related tax liabilities) (negative amount) (5,277) (5,014) Deferred tax assets that rely on future profitability excluding those arising fromtemporary differences (net of related tax liabilities where the conditions in Art. 38 (3)CRR are met) (negative amount) (3,463) (4,207) Negative amounts resulting from the calculation of expected loss amounts (3,037) (2,386) Defined benefit pension fund assets (net of related tax liabilities) (negative amount) (1,173) (920) Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount) 0 (0) Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10% / 15 % thresholds and net of eligible short positions) (negative amount) 0 0 Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10% / 15 % thresholds) (negative amount) 0 0 Regulatory adjustments relating to unrealized gains and losses pursuant toArt. 468 CRR 1,012 0 Other regulatory adjustments2 (1,721) (1,679) Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital (15,244) (16,058) Common Equity Tier 1 (CET 1) capital 49,457 48,066 Additional Tier 1 (AT1) capital: instruments Capital instruments and the related share premium accounts 11,508 8,578 Amount of qualifying items referred to in Art. 484 (4) CRR and the related sharepremium accounts subject to phase out from AT1 0 0 Additional Tier 1 (AT1) capital before regulatory adjustments 11,508 8,578 Additional Tier 1 (AT1) capital: regulatory adjustments Direct, indirect and synthetic holdings by an institution of own AT1 instruments(negative amount) (130) (250) Residual amounts deducted from AT1 capital with regard to deduction from CET 1 capital during the transitional period pursuant to Art. 472 CRR Other regulatory adjustments 0 0 Total regulatory adjustments to Additional Tier 1 (AT1) capital (130) (250) Additional Tier 1 (AT1) capital 11,378 8,328 Tier 1 capital (T1 = CET 1 + AT1) 60,835 56,395 Tier 2 (T2) capital 7,676 8,610 Total capital (TC = T1 + T2) 68,511 65,005 Total risk-weighted assets 357,427 349,742 Capital ratios Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets) 13.8 13.7 Tier 1 capital ratio (as a percentage of risk-weighted assets) 17.0 16.1 Total capital ratio (as a percentage of risk-weighted assets) 19.2 18.6 1 Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4); current year profits of € 3.4 billion reduced by deductions for AT1 coupons of € 475 million and deductions for announced distribution to shareholders in relation to FY 2024 of € 2.1 billion , which includes an intended dividend of € 1.3 billion ( 68 Cents per share) and the ECB approved share buyback of € 750 million 2 Includes capital deductions of € 1.4 billion (December 2023: € 1.4 billion ) based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme, € 0.3 billion (December 2023: € 0.3 billion ) based on ECB's supervisory recommendation for a prudential provisioning of non-performing exposures Reconciliation of shareholders’ equity to Own Funds CRR/CRD in € m. Dec 31, 2024 Dec 31, 2023 Total shareholders’ equity per accounting balance sheet (IASB IFRS) 68,709 65,999 Difference between equity per IASB IFRS / EU IFRS³ (2,433) (1,513) Total shareholders’ equity per accounting balance sheet (EU IFRS) 66,276 64,486 Deconsolidation/Consolidation of entities (24) (35) Of which: Additional paid-in capital 0 0 Retained earnings (24) (35) Accumulated other comprehensive income (loss), net of tax 0 0 Total shareholders' equity per regulatory balance sheet 66,252 64,451 Minority Interests (amount allowed in consolidated CET 1) 1,020 973 AT1 coupon and shareholder distribution deduction1 (2,565) (1,279) Capital instruments not eligible under CET 1 as per CRR 28(1) (7) (21) Common Equity Tier 1 (CET 1) capital before regulatory adjustments 64,700 64,124 Prudential filters (1,585) (1,853) Of which: Additional value adjustments (1,680) (1,727) Any increase in equity that results from securitized assets 0 (0) Fair value reserves related to gains or losses on cash flow hedges and gains or losses on liabilities designated at fair value resulting from changes in own credit standing 95 (126) Regulatory adjustments (13,659) (14,205) Of which: Goodwill and other intangible assets (net of related tax liabilities) (negative amount) (5,277) (5,014) Deferred tax assets that rely on future profitability (3,463) (4,207) Negative amounts resulting from the calculation of expected loss amounts (3,037) (2,386) Defined benefit pension fund assets (net of related tax liabilities) (negative amount) (1,173) (920) Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entitieswhere the institution has a significant investment in those entities 0 0 Securitization positions not included in risk-weighted assets 0 0 Regulatory adjustments relating to unrealized gains and losses pursuant to Art. 468 CRR 1,012 0 Others2 (1,721) (1,679) Common Equity Tier 1 capital 49,457 48,066 1 Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4); current year deductions include deductions for AT1 coupons of € 475 million and deductions for announced distribution to shareholders in relation to FY 2024 of € 2.1 billion , which includes an intended dividend of € 1.3 billion ( 68 Cents per share) and the ECB approved share buyback of € 750 million 2 Negative amounts from expected loss shortfall has been disclosed separately in the current year which was shown as part of 'Other Regulatory Adjustments' for the previous year and includes capital deductions of € 1.4 billion (December 2023: € 1.4 billion ) based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme, € 0.3 billion (December 2023: € 0.3 billion ) based on ECB’s supervisory recommendation for a prudential provisioning of non-performing exposures 3 Differences in “equity per balance sheet” result entirely from deviations in profit (loss) after taxes due to the application of EU carve-out rules as set forth in the chapter " Material Accounting Policies and Critical Accounting Estimates". These rules were initially applied in the first quarter 2020.
Disclosure of regulatory capital-Capital Management [text block]	Capital management Deutsche Bank’s Treasury function manages solvency, capital adequacy, leverage, and bail-in capacity ratios at Group level and locally in each region, as applicable. Treasury implements Deutsche Bank’s capital strategy, which itself is developed by the Group Risk Committee and approved by the Management Board. Treasury, directly or through the Group Asset and Liability Committee, manages, among other things, issuance and repurchase of shares and capital instruments, hedging of capital ratios against foreign exchange swings, setting capacities for key financial resources, the design of shareholders’ equity allocation, and regional capital planning. The bank is fully committed to maintaining Deutsche Bank’s sound capitalization both from an economic and regulatory perspective considering both book equity based on IFRS accounting standards, regulatory and economic capital as well as specific capital requirements from rating agencies. The bank continuously monitors and adjusts Deutsche Bank’s overall capital demand and supply to always achieve an appropriate balance. Treasury manages the issuance and repurchase of capital instruments, namely Common Equity Tier 1, Additional Tier 1 and Tier 2 capital instruments as well as TLAC/MREL eligible debt instruments. Treasury constantly monitors the market for liability management trades. Such trades represent a countercyclical opportunity to create Common Equity Tier 1 capital by buying back Deutsche Bank’s issuances below par. Treasury manages the sensitivity of Deutsche Bank’s CET 1 ratio and capital towards swings in foreign currency exchange rates against the euro. For this purpose, Treasury develops and executes suitable hedging strategies within the constraints of a Management Board approved Risk Appetite. Capital invested into Deutsche Bank’s foreign subsidiaries and branches is either not hedged, partially hedged or fully hedged. Thereby, Treasury aims to balance effects from foreign exchange rate movements on capital, capital deduction items and risk weighted assets in foreign currency. In addition, Treasury also accounts for associated hedge cost and implications on market risk weighted assets. Resource limit setting Usage of key financial resources is influenced through the following governance processes and incentives. Target resource capacities are reviewed in Deutsche Bank’s annual strategic plan in line with Deutsche Bank’s CET 1 and Leverage Ratio ambitions. As a part of Deutsche Bank’s quarterly process, the Group Asset and Liability Committee approves divisional resource limits for total capital demand (defined as the sum of RWA and certain RWA equivalents of Capital Deduction Items and certain RWA equivalents of Capital Buffer Requirements items) and leverage exposure that are based on the strategic plan but adjusted for market conditions and the short-term outlook. Limits are enforced through a close monitoring process and an excess charging mechanism. Overall regulatory capital requirements are principally driven by either Deutsche Bank’s CET 1 ratio (solvency) or leverage ratio (leverage) requirements, whichever is the more binding constraint. For the internal capital allocation, the combined contribution of each segment to the Group’s Common Equity Tier 1 ratio, the Group’s Leverage ratio and the Group’s Capital Loss under Stress are weighted to reflect their relative importance and level of constraint to the Group. Contributions to the Common Equity Tier 1 ratio and the Leverage ratio are measured through RWA and Leverage Ratio Exposure (LRE). The Group’s Capital Loss under Stress is a measure of the Group’s overall economic risk exposure under a defined stress scenario. Goodwill, other intangible assets, and business-related regulatory capital deduction items included in total capital demand are directly allocated to the respective segments, supporting the calculation of the allocated tangible shareholders equity and the respective rate of return. Most of Deutsche Bank’s subsidiaries and several of Deutsche Bank’s branches are subject to legal and regulatory capital requirements. In developing, implementing, and testing Deutsche Bank’s capital and liquidity position, the bank fully takes such legal and regulatory requirements into account. Any material capital requests of Deutsche Bank’s branches and subsidiaries across the globe are presented to and approved by the Group Investment Committee prior to execution. Further, Treasury is a member of Deutsche Bank’s Pensions Committee and represented in relevant Investment Committees overseeing the management of the assets of the largest Deutsche Bank pension funds in Germany. These investment committees set the investment strategy for these funds in line with the bank’s investment objective to protect the capital base and distribution capacity of the bank.